Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Abstract]
Property and equipment, gross	¥ 78,210		¥ 106,647
Less: Accumulated depreciation	(40,427)		(28,153)
Less: Impairment loss	(7,709)		(6,857)
Property and equipment, net	30,074	$ 4,609	71,637
Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property and equipment, gross	45,020		68,987
Office Equipment [Member]
Property, Plant and Equipment [Abstract]
Property and equipment, gross	31,539		36,009
Software and Software Development Costs [Member]
Property, Plant and Equipment [Abstract]
Property and equipment, gross	¥ 1,651		¥ 1,651